Net finance costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hedging instruments and bonds
Fair value movements on cash flow hedges	£ 29	£ (18)	£ 10
Transfer to profit from cash flow hedge reserve	18	(17)	(9)
Interest expense on debt instruments issued, early redemption charge	26
Derivatives
Hedging instruments and bonds
Fair value movements on cash flow hedges	(2)	2	(1)
Transfer to profit from cash flow hedge reserve	£ 1	£ 1	£ 0